N-2	6 Months Ended
Aug. 31, 2026 $ / shares
Cover [Abstract]
Entity Central Index Key	0000859796
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSRS
Entity Registrant Name	JAPAN SMALLER CAPITALIZATION FUND, INC.
Document Period End Date	Aug. 31, 2026
General Description of Registrant [Abstract]
Share Price	$ 12.63
NAV Per Share	$ 14.37
Latest Premium (Discount) to NAV [Percent]	12.10%